Income Taxes (Details) - Schedule of income tax expense (benefit) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2021	Mar. 31, 2020	Jun. 30, 2020	Jun. 30, 2019
Schedule of income tax expense (benefit) [Abstract]
Income tax expense – current					$ 5,158
Income tax expense – deferred					2,610	$ (213,777)
Increase (decrease) in valuation allowance					(2,610)	213,777
Total income tax expense					$ 5,158